LEASE - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Lease Term	5 years
Operating lease asset obtained in exchange for operating lease liabilities	$ 0	$ 0	$ 328
Operating lease expense	$ 161	$ 158	$ 160